Income Tax	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax

8.	INCOME TAX

Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.

APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2021, and there is no withholding tax on dividends applicable to our Company.  For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2021 and a withholding tax of 10% is levied on dividends received by our Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2018/2019, 2019/2020 and 2020/2021 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2021.

Dividends received from the Operating Subsidiaries and equity investees may be subjected to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%.

8.	INCOME TAX (continued)

The major components of income tax (benefits) expenses for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,078	3,376	1,699
Previously unrecognized tax loss used to reduce current income tax	(96)	(89)	—
Adjustments for current income tax of prior years	—	(1)	(16)
Total current income tax	2,982	3,286	1,683
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(4,327)	782	374
Previously unrecognized tax loss used to reduce deferred tax expenses	—	(52)	—
Total deferred tax (benefits)/expenses	(4,327)	730	374
Income tax (benefit) expense reported in the income statement	(1,345)	4,016	2,057

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	147	(358)	334
Effect of change in tax rate	—	—	—
Net income (loss) on actuarial gains and losses
Recognized during the year	112	40	(345)
Effect of change in tax rate	—	—	—
Income tax expense (benefit) charged to other comprehensive (loss) income	259	(318)	(11)

8.	INCOME TAX (continued)

APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. Our Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax (benefits) expenses reported in the consolidated income statement is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
(Loss)/profit before tax	(9,857)	7,725	1,106
Tax at statutory rate of 20% (2020: 20%; 2019: 20%)	(1,971)	1,545	221
Foreign income taxed at different rate	1,465	1,100	499
Expenses not deductible for tax purpose	94	255	221
Utilization of previously unrecognized tax losses	(96)	(89)	—
Tax benefit arising from previously unrecognized tax losses	—	(52)	—
Net deferred tax asset not recognized	327	1,151	949
Written-off deferred tax	—	—	218
Tax exempt on income	(99)	(57)	(144)
Uncertain tax position	(1,173)	(273)	(454)
Return to provision adjustment	—	(1)	(16)
Deferred tax liability arising from undistributed earnings	(309)	270	215
Withholding tax on dividends	452	163	355
Others	(35)	4	(7)
Income tax (benefit) expense reported in consolidated income statement	(1,345)	4,016	2,057

8.	INCOME TAX (continued)

Deferred tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2021	2020	2021	2020	2019
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,790)	(4,099)	(309)	270	215
Revaluations of financial assets at fair value through other comprehensive income	(469)	(322)	—	—	—
Accrued interest income	—	—	—	(172)	13
Unutilized building allowance (net)	(21)	(12)	9	(24)	(98)
Unused tax losses	204	54	(162)	481	119
Allowance for doubtful accounts	167	281	105	(21)	47
Inventory impairment	3,170	412	(2,914)	137	147
Rebates and other accrued liabilities	617	482	(170)	(17)	(23)
Unpaid retirement benefits	1,327	1,504	26	41	(81)
Deferred revenue and cost of sales	30	18	(15)	5	(6)
Actuarial loss	644	756	—	—	—
Unabsorbed depreciation	731	680	(67)	9	57
Mark-to-Market value of forward contract	—	—	—	—	28
Provision for loss on onerous sale contract	860	—	(897)	—	—
Leases	48	51	3	(1)	(23)
Others	(382)	(324)	64	22	(21)
Deferred tax (benefits)/expenses			(4,327)	730	374
Net deferred tax assets	3,136	(519)

Reconciliation of deferred tax assets, net

	2021	2020	2019
	US$’000	US$’000	US$’000
Opening balance as of January 1	(519)	(200)	(6)
Tax benefit/(expense) during the period recognized in profit or loss	4,327	(730)	(374)
Tax (expense)/benefit during the period recognized in other comprehensive income	(259)	318	11
Exchange difference on translation foreign operations	(413)	93	169
Closing balance as of December 31	3,136	(519)	(200)

Our Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

8.	INCOME TAX (continued)

Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong and Singapore as of December 31, 2021 and 2020, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2021	2020
	US$’000	US$’000
2021	—	3,905
2022	2,090	2,437
2023	4,353	4,299
2024	3,156	3,226
2025	1,912	1,811
2026	3,184	—
No expiration	550	1,620
	15,245	17,298

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in our Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. Our Company did not recognize deferred tax assets of $3,183 (2020: $3,751; 2019: $4,038) in respect of tax losses amounting to $14,228 (2020: $17,028; 2019: $18,422 ).

In addition, our Company did not recognize deferred assets of $1,675 (2020: $1,866 ; 2019: $1,030) in relation to deductible temporary differences amounting to $8,931 (2020: $9,683; 2019: $4,695).

There are no income tax consequences attached to the payment of dividends in 2021 or 2020 by APWC to its shareholders.

As of December 31, 2021 and 2020, our Company is subject to taxation in PRC, Australia, Thailand, and Singapore.  Our Company’s tax years from 2011 and forward are still subject to examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2021	2020	2019
	US$’000	US$’000	US$’000
Balance as of January 1	339	451	674
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(312)	(144)	(215)
Exchange difference	1	32	(8)
Balance as of December 31	28	339	451

Our Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2021, 2020, and 2019 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the income tax expenses is $28, $339 and $451, respectively.

8.	INCOME TAX (continued)

Our Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	46	597	713
Accrued penalties on uncertain tax position	28	339	384
Total accrued interest and penalties on uncertain tax position	74	936	1,097

For the years ended December 31, 2021, 2020 and 2019, our Company recognized $5, $61 and $81 in interest and $nil, $nil and $nil in penalty, respectively. For the years ended December 31, 2021, 2020 and 2019, our Company reversed $568, $227 and $223 in interest and $318, $72 and $71 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2021, 2020 and 2019, the exchange difference $12, $50 and $ (12) relating to interests, $7, $27 and $(6) relating to penalty were included in income tax expenses.

Our Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.